Merger with Kintara Therapeutics - Additional Information (Detail)	Oct. 18, 2024 shares	Dec. 31, 2024 shares	Sep. 30, 2024 shares	Jun. 30, 2024 shares	Dec. 31, 2023 shares	Jun. 30, 2023 shares
Business Acquisition [Line Items]
Common stock, shares issued			1,590,000	1,579,000	10,167,000	1,692,000
Common stock exchange ratio	0.1789
Common stock, shares outstanding			1,590,000	1,579,000	10,167,000	1,692,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Business Acquisition [Line Items]
Common stock, shares issued		42,323,759			12,167,679
Common stock, shares outstanding	42,032,165	42,323,759			12,167,679
Kintara Therapeutics Inc [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Business Acquisition [Line Items]
Common stock, shares issued	40,441,605
Common stock exchange ratio	0.1789